Revenue (Table)	6 Months Ended
Jun. 30, 2023
Revenue for the period.
Schedule of revenue by type, collaboration partner, and product under agreements.

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2023	2022	2023	2022
(DKK million)
Revenue by type:
Royalties	3,507	2,891	5,935	4,727
Reimbursement revenue	228	152	483	287
Milestone revenue	351	65	455	176
Collaboration revenue	73	54	140	91
Net product sales	39	—	39	-
Total	4,198	3,162	7,052	5,281

Revenue by collaboration partner:
Janssen	3,003	2,598	5,103	4,206
Roche	170	191	336	390
Novartis	337	176	606	305
BioNTech	216	112	446	231
Seagen	85	85	174	138
AbbVie	348	—	348	—
Other	—	—	—	11
Total*	4,159	3,162	7,013	5,281

Royalties by product:
DARZALEX	2,952	2,523	4,904	4,024
Kesimpta	334	167	600	296
TEPEZZA	170	191	336	390
Other	51	10	95	17
Total	3,507	2,891	5,935	4,727